Offerings - Offering: 1	May 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	350,000
Proposed Maximum Offering Price per Unit	178.41
Maximum Aggregate Offering Price	$ 62,443,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,560.10
Offering Note	Proposed maximum offering price per unit estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based upon the average of the high and low prices of the Registrant's Common Stock as reported on Nasdaq on May 30, 2025. This registration statement covers an aggregate of 350,000 shares of Common Stock available for issuance under the Royal Gold, Inc. 2025 Incentive Plan. This registration statement also registers additional securities to be offered or issued upon adjustment or changes made to the registered securities by reason of any stock splits, stock dividends, or similar transactions as permitted by Rule 416 under the Securities Act.